Applied Finance Select Fund

Schedule of Investments

July 31, 2024 (unaudited)

		Shares	Value
98.54%	COMMON STOCK
9.12%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	74,820	$12,834,623
	Meta Platforms, Inc.	27,345	12,984,226
	Verizon Communications, Inc.	325,007	13,169,284
	The Walt Disney Co.	131,502	12,320,422
			51,308,555
10.15% CONSUMER DISCRETIONARY
Aptiv plc(A)	140,438	9,744,993
Darden Restaurants, Inc.	71,711	10,490,602
DR Horton, Inc.	76,000	13,674,680
LKQ Corp.	266,908	11,076,682
Lowe's Companies, Inc.	49,490	12,150,290
		57,137,247
5.67% CONSUMER STAPLES
Constellation Brands, Inc.	34,047	8,346,962
Target Corp.	57,718	8,681,364
Tyson Foods, Inc. Class A	151,854	9,247,909
Walgreens Boots Alliance, Inc.	473,023	5,614,783
		31,891,018
4.05% ENERGY
Chevron Corp.	50,445	8,094,909
ConocoPhillips	64,103	7,128,254
Valero Energy Corp.	46,908	7,585,962
		22,809,125
14.34% FINANCIALS
Ameriprise Financial, Inc.	23,714	10,198,680
Bank of America Corp.	296,821	11,964,854
Fiserv, Inc.(A)	74,093	12,119,392
JPMorgan Chase & Co.	56,419	12,005,963
Mastercard, Inc. Class A	23,447	10,872,608
MetLife, Inc.	155,562	11,954,940
The Travelers Companies, Inc.	53,371	11,551,619
		80,668,056

Applied Finance Select Fund

Schedule of Investments

July 31, 2024 (unaudited)

	Shares	Value
12.16% HEALTH CARE
CVS Health Corp.	114,633	$6,915,809
Danaher Corp.	31,103	8,618,019
Incyte Corp.(A)	154,681	10,065,093
McKesson Corp.	14,876	9,178,790
Merck & Company, Inc.	63,352	7,167,012
Regeneron Pharmaceuticals, Inc.(A)	8,728	9,419,170
Stryker Corp.	24,614	8,059,854
Thermo Fisher Scientific, Inc.	14,685	9,006,898
		68,430,645
8.78% INDUSTRIALS
Cummins, Inc.	34,588	10,092,778
Quanta Services, Inc.	35,248	9,354,114
Union Pacific Corp.	41,508	10,241,269
United Rentals, Inc.	13,600	10,296,560
Wabtec Corp.	58,500	9,427,275
		49,411,996
27.91% INFORMATION TECHNOLOGY
Adobe, Inc.(A)	30,900	17,045,985
Apple, Inc.	87,909	19,522,831
Cisco Systems, Inc.	334,133	16,188,744
HP, Inc.	526,645	19,006,618
Intel Corp.	511,807	15,732,947
International Business Machines Corp.	96,776	18,594,541
KLA Corp.	21,908	18,031,818
Microchip Technology, Inc.	181,987	16,156,806
Roper Technologies, Inc.	30,803	16,779,934
		157,060,224
2.29% MATERIALS
Celanese Corp. Class A	41,785	5,897,953
The Sherwin-Williams Co.	20,000	7,016,000
		12,913,953
1.89% REAL ESTATE
Host Hotels & Resorts, Inc. REIT	605,966	10,610,465

Applied Finance Select Fund

Schedule of Investments

July 31, 2024 (unaudited)

		Shares	Value
2.18%	UTILITIES
	DTE Energy Co.	49,702	$5,990,582
	Public Service Enterprise Group, Inc.	78,753	6,282,127
			12,272,709
98.54%	TOTAL COMMON STOCK		554,513,993
1.29%	MONEY MARKET FUND
	Federated Treasury Obligations Fund 5.200%(B)	7,274,221	7,274,221
99.83%	TOTAL INVESTMENTS		561,788,214
	(Cost: $416,927,038)
0.17%	Other assets net of liabilities		948,380
100.00%	NET ASSETS		$562,736,594

(A)Non-income producing

(B)Effective 7 day yield as of July 31,2024 REIT - Real Estate Investment Trust.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2024:

	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
COMMON STOCK		$554,513,993			$554,513,993
MONEY MARKET FUND		$7,274,221			$7,274,221
TOTAL INVESTMENTS		$561,788,214			$561,788,214

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $416,927,038, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$165,069,060
Gross unrealized depreciation	(20,207,884)
Net unrealized appreciation	$144,861,176